Taxes - Unrecognized Tax Benefits Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 6,655	$ 8,875	$ 8,772	$ 8,728
Offsetting tax benefits associated with timing adjustments, potential transfer pricing adjustments, and state income taxes	709
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	5,946	8,258	8,205
Interest expense and penalties, net (benefit)/charge recognized	(135)	282	$ 379
Interest and penalties accrued	$ 1,230	$ 1,560